Supplement to the
Spartan Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2016
Prospectus

Effective June 14, 2016, Spartan® Intermediate Treasury Bond Index Fund will be renamed Fidelity® Intermediate Treasury Bond Index Fund.

Effective June 14, 2016, Spartan® Long-Term Treasury Bond Index Fund will be renamed Fidelity® Long-Term Treasury Bond Index Fund.

Effective June 14, 2016, Spartan® Short-Term Treasury Bond Index Fund will be renamed Fidelity® Short-Term Treasury Bond Index Fund.

Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information Fidelity® Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.14%	0.04%
Total annual operating expenses	0.19%	0.09%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$9
3 years	$61	$29
5 years	$107	$51
10 years	$243	$115

Effective July 1, 2016, the following information replaces similar information Fidelity® Long-Term Treasury Bond Index Fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.14%	0.04%
Total annual operating expenses	0.19%	0.09%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$9
3 years	$61	$29
5 years	$107	$51
10 years	$243	$115

Effective July 1, 2016, the following information replaces similar information Fidelity® Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.14%	0.04%
Total annual operating expenses	0.19%	0.09%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$9
3 years	$61	$29
5 years	$107	$51
10 years	$243	$115

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Eligibility".

Premium Class shares are not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Premium Class shares within an omnibus account must agree that it will be able to offer Premium Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Minimum Waivers".

For Investor Class:

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service.

For Premium Class:

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, or fund positions opened with the proceeds of distributions from a Fidelity® systematic withdrawal service.

Investors eligible to purchase Investor Class and Premium Class shares may also be eligible to purchase Institutional Class or Institutional Premium class shares, shares of the fund that are not offered through this prospectus. Each class has different expenses and features, as described in this prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class and Institutional Premium Class shares.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Converting Shares".

Shares of Investor Class or Premium Class may be converted to Institutional Class or Institutional Premium Class shares, shares of the fund which are not offered through this prospectus, provided the shareholder meets the applicable eligibility requirements for Institutional Class or Institutional Premium Class.

LBX-16-02 1.855565.112	July 1, 2016

Supplement to the
Spartan® Intermediate Treasury Bond Index Fund, Spartan® Long-Term Treasury Bond Index Fund, and Spartan® Short-Term Treasury Bond Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® Intermediate Treasury Bond Index Fund will be renamed Fidelity® Intermediate Treasury Bond Index Fund, Spartan® Long-Term Treasury Bond Index Fund will be renamed Fidelity® Long-Term Treasury Bond Index Fund, and Spartan® Short-Term Treasury Bond Index Fund will be renamed Fidelity® Short-Term Treasury Bond Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contracts" section under the "Management-Related Expenses" heading.

FMR and each fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and each fund on behalf of its Premium® Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium® Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium® Class to 0.09%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the trust and with respect to increases in fees or expenses payable by Investor Class above 20 basis points and by Premium® Class above 10 basis points, by a vote of a majority of the outstanding voting securities of each class. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

LBXB-16-02 1.872059.111	July 1, 2016